Consolidated Balance Sheets (Parenthetical) (INR)	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Common stock, par value	2	2
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	134,494,133	131,419,080
Common stock, shares outstanding	134,494,133	131,419,080